Investment Strategy - ETRADE TRUST NO FEE FUNDS	Oct. 31, 2025
E*TRADE No Fee Large Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, before fees and expenses, if any, the performance of the Solactive GBS United States 500 Index (the “Index”). The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Index intends to track the performance of the largest 500 companies from the U.S. stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free-float market capitalization. The Index is calculated as a total return index in U.S. dollars and is reconstituted quarterly. As of December 31, 2025,  the market capitalization range of the Index was approximately $782.7 million to $4.35 trillion. As of December 31, 2025, the Index had 505 constituents.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements and portfolio construction constraints that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. In this event a sampling method is used which involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.

E*TRADE No Fee Total Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, before fees and expenses, if any, the performance of the  Solactive United States 3000 Index (the “Index”). The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Index intends to track the performance of the largest 3,000 companies from the United States stock market. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The Index is calculated as a price return index  in U.S. dollars and is reconstituted quarterly. A price return index reflects the market price movements of the index components disregarding any payments made in respect of the index constituents, such as dividends or coupon payments. A price return index aims to reflect the price performance of a specific market, or a particular segment. As of December 31, 2025, the Index had 2,985 constituents.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately  the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements and portfolio construction constraints that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. In this event a sampling method is used which involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.

E*TRADE No Fee International Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to track, as closely as possible, before fees and expenses, if any, the performance of the  Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (the “Index”). The Fund invests in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund may also lend its securities.
The Index is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The Index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the developed markets excluding the United States. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization and is reconstituted quarterly. A net total return index seeks to replicate the overall return from holding a portfolio consisting of the index constituents. In order to achieve that aim, a net total return index considers payments, such as dividends or coupon payments, after deduction of any withholding tax or other amounts an investor holding the index constituents would typically be exposed to. As of December 31, 2025, the Index had  985  constituents.
An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index or passively managed fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. To track the Index as closely as possible, the Fund attempts to remain fully invested in stocks.
The Fund uses a replication method of indexing. The replication method involves holding every security in the Index in approximately the same proportion as the Index. Unlike the Index, however, the Fund is subject to certain regulatory requirements and portfolio construction constraints that can limit its ability to fully replicate the Index. Under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Index. In this event a sampling method is used which involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time.

E*TRADE No Fee Municipal Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may invest without limit in municipal securities the income from which is subject to the federal alternative minimum tax. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other financial instruments that are components of or have economic characteristics similar to the securities or instruments in the Underlying Index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes. The Fund will invest a portion of its assets in securities and instruments not included in the Underlying Index, but which the Adviser believes will help the Fund provide investment results that, before fees and expenses, if any, are similar to the Underlying Index.
The Fund seeks to achieve its investment objective by seeking to approximate the average duration of the  Bloomberg Municipal Managed Money Intermediate (1-17 Year) Index (the “Index”), a market value-weighted grouping of municipal bonds rated in the top two ratings categories (AA-rated and AAA-rated) with maturities between one and seventeen years, in addition to key rate duration bands. Key rate duration bands are a set of various duration ranges for a particular index or fund that, added together, contain 100% of that index or fund’s duration exposure. As of December 31, 2025, the Index had 19,489 constituents. The Fund invests primarily in municipal securities, the interest on which is exempt from regular federal income tax, rated AA- or higher with flexibility to buy and hold securities in the A-rated category. The process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer obligated to repay the obligation. In evaluating creditworthiness, the investment team considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.

E*TRADE No Fee U.S. Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities included in the underlying index. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund employs a passive management strategy designed to provide investment results that, before fees and expenses, if any, are similar to the Bloomberg U.S. Government Credit Bond Index (the “Index”). The Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg U.S. Aggregate Index. The Index includes investment grade, U.S. dollar-denominated, fixed-rate treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), U.S. government-related and corporate securities. Principal and interest must be denominated in U.S. dollars and securities must have a minimum par amount outstanding of $300 million and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s Investors Service, Inc., S&P Global Ratings Group and Fitch Ratings. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. Securities must have at least one year until final maturity, regardless of optionality and bonds that convert from fixed to floating rate, including fixed-to-floating rate perpetuals, will exit the Index one year prior to conversion to floating-rate. Fixed-rate perpetuals are not included in the Index. The Index is rebalanced monthly. As of December 31, 2025, the Index had 10,048 constituents.
The Fund uses a sampling method of indexing. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as duration, maturity, interest rate sensitivity, security structure, credit quality, market value and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The Fund expects to hold those categories of fixed income securities included in the Index. The Fund may or may not hold all of the securities in the Index or hold securities in the same proportions as represented in the Index. There is no limitation on the maturity of specific fixed income securities held by the Fund.
The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in a particular industry or group of industries if the Index is so concentrated. The degree to which components of the Index represent certain industries may change over time. The Fund may also lend its securities.